UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BRC Investment Management LLC
Address:  8400 East Prentice Avenue, Suite 1401
          Greenwood Village, CO 80111

13F File Number: 028-11434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark F. Jaeger
Title: Managing Member
Phone: 303-414-1100

Signature,                Place,                         and Date of Signing

Mark F. Jaeger            Greenwood Village, CO          October 17, 2012

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              53

Form13F Information Table Value Total:          $438,745
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE




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FORM 13F INFORMATION TABLE

                              Title of             Value    Shares/   SH/ Put/ Investment   Other      Voting Authority
Name of Issuer                  Class    Cusip   (x$1000) Prn Amount  PRN Call Discretion Managers     Sole    Shared  None
ACE LIMITED                      COM   H0023R105     11650     154103 SH          Sole                   154103
AETNA INC                        COM   00817Y108     13476     340297 SH          Sole                   340297
ALLSTATE                         COM   020002101     13833     349231 SH          Sole                   349231
ALTRIA GROUP, INC                COM   02209S103      2325      69626 SH          Sole                    69626
AMERICAN INTERNATIONAL GROUP,    COM   026874784     12630     385174 SH          Sole                   385174
AMETEK INC                       COM   031100100      9787     276074 SH          Sole                   276074
AMGEN INCORPORATED               COM   031162100     14577     172942 SH          Sole                   172942
AMPHENOL                         COM   032095101      9480     161008 SH          Sole                   161008
APPLE COMPUTERS                  COM   037833100      2974       4458 SH          Sole                     4458
AT&T CORP                        COM   00206R102     13600     360738 SH          Sole                   360738
BROADCOM CORPORATION             COM   111320107     12517     362075 SH          Sole                   362075
BROCADE MUNICATIONS SYS INC  N   COM   111621306        85      14289 SH          Sole                    14289
CBS CORP                         COM   124857202     13306     366255 SH          Sole                   366255
CHEVRON TEXACO CORP              COM   166764100      3048      26150 SH          Sole                    26150
CNO FINANCIAL GROUP INC          COM   12621E103        97      10029 SH          Sole                    10029
COSTCO WHOLESALE                 COM   22160K105     12955     129339 SH          Sole                   129339
CVS CORPORATION                  COM   126650100     13315     274997 SH          Sole                   274997
D R HORTON INC                   COM   23331A109     10648     516275 SH          Sole                   516275
DISCOVER FINANCIAL SERVICES      COM   254709108     14525     365594 SH          Sole                   365594
EASTMAN CHEM CO                  COM   277432100     10195     178825 SH          Sole                   178825
EBAY INC COM                     COM   278642103      3234      66850 SH          Sole                    66850
EMC CORP MASS                    COM   268648102      2853     104630 SH          Sole                   104630
EOG RESOURCES INC                COM   26875P101      2699      24090 SH          Sole                    24090
FISERV INC                       COM   337738108     10535     142308 SH          Sole                   142308
FMC CORP                         COM   302491303     10350     186896 SH          Sole                   186896
FRONTIER COMMUNICATIONS CORP     COM   35906A108        65      13298 SH          Sole                    13298
HONEYWELL INT'L                  COM   438516106      2716      45455 SH          Sole                    45455
KIMBERLY CLARK                   COM   494368103       238       2780 SH          Sole                     2780
LILLY ELI & CO                   COM   532457108      3160      66650 SH          Sole                    66650
MACY'S INC                       COM   55616P104       840      22332 SH          Sole                    22332
MARATHON PETROLEUM CORPORATION   COM   56585A102     17010     311587 SH          Sole                   311587
MERCK & CO INC                   COM   58933Y105      3183      70580 SH          Sole                    70580
MONSANTO                         COM   61166W101      3110      34169 SH          Sole                    34169
MOTOROLA SOLUTIONS INC           COM   620076307     12386     245022 SH          Sole                   245022
NATIONAL OILWELL, INC.           COM   637071101     11494     143478 SH          Sole                   143478
NextERA Energy Inc               COM   65339F101      2701      38410 SH          Sole                    38410
NORTHROP GRUMMAN                 COM   666807102     12997     195647 SH          Sole                   195647
NRG ENERGY INC                   COM   629377508     10459     488967 SH          Sole                   488967
ORACLE CORP                      COM   68389X105     13039     414451 SH          Sole                   414451
PETSMART INC COM                 COM   716768106      9074     131540 SH          Sole                   131540
ROSS STORES                      COM   778296103     10207     158032 SH          Sole                   158032
T J X COMPANIES INC              COM   872540109      2790      62280 SH          Sole                    62280
TERADATA CORP DEL COM            COM   88076W103     10011     132751 SH          Sole                   132751
TEXTRON                          COM   883203101      9704     370806 SH          Sole                   370806
UNION PACIFIC                    COM   907818108     12558     105794 SH          Sole                   105794
UNITED HEALTHCARE CORP INC       COM   91324P102      9357     168871 SH          Sole                   168871
US BANCORP                       COM   902973304     14185     413548 SH          Sole                   413548
VALERO ENERGY CORP               COM   91913Y100     12387     390998 SH          Sole                   390998
VISA INC CL A                    COM   92826C839      2929      21810 SH          Sole                    21810
WAL MART STORES INC              COM   931142103      2798      37910 SH          Sole                    37910
WALT DISNEY(HLDG)CO DISNEY       COM   254687106      3039      58130 SH          Sole                    58130
WHOLE FOODS MKT INC COM          COM   966837106     11618     119284 SH          Sole                   119284
WYNDHAM INTL, INC.               COM   98310W108      9996     190481 SH          Sole                   190481
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